Stock Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 26, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement percentage of shares authorized for grant for which no condition is there			15.00%		15.00%
Share based compensation by share based arrangement term					10 years
Allocated share based compensation			$ 8	$ 29	$ 40	$ 27
Shares Issued, Price Per Share			$ 12.85		$ 12.85
Share based payment arrangementnon vested award options cost not yet recognized amount			$ 52,908		$ 52,908		$ 27,908
Share based payment arrangementnon vested award excluding options cost not yet recognized amount			3		3		44
Share based payment arrangementnon vested award cost not yet recognized amount			$ 52,905		52,905		27,864
Share based compensation by share based award options vested in period aggregate fair value							$ (1,672)
Share based compensation by share based award options forfeited in period aggregate fair value					$ 5,306	$ 579		$ 606
Forecast [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation		$ 160,094
Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Shares Issued, Price Per Share			$ 11.50		$ 11.50
Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares authorized							29,511,000	29,511,000
Share based compensation by share based arrangement number of shares available for grant							3,284,000
Share based compensation by share based arrangement vesting period					48 months		48 months
Share based compensation by share based arrangement vesting arrangement term					25.00%		25.00%
Share based compensation by share based arrangement percentage of shares authorized for grant for which no condition is there							15.00%
Share based compensation by share based arrangement term							10 years
Stock Incentive Plan [Member] | Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares available for grant			13,500,000		13,500,000
Stock Incentive Plan [Member] | Maximum [Member] | Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement number of shares authorized			13,500,000		13,500,000
Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based arrangement term							7 years	7 years
Allocated share based compensation							$ 0	$ 0
Stock Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share based compensation							$ (6)	$ 171
Share based compensation by share based arrangement forfeiture rate of options							28.10%
Share based compensation by share based arrangement forfeiture rate of options revised							41.10%
Two Thousand Fourteen Equity Incentive Plan Member [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Conversion of stock, shares converted	18,971,549